Employee Retirement plans (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Retirement Plans [Line Items]
Defined Contribution Plan, Cost Recognized	$ 1,120,000	$ 1,372,000	$ 1,432,000
Defined Benefit Plan, Benefit Obligation	2,989,000	2,819,000	2,106,000
Defined Contribution Plan, Employer Matching Contribution, Percent		25.00%	25.00%
Defined Contribution Plan Employer Contribution		49,000	49,000
Defined Contribution Plan, Employer Discretionary Contribution Amount		$ 140,000	$ 55,000